Income Taxes - Additional information (Details) - USD ($)			12 Months Ended
	Jan. 01, 2020	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	May 31, 2013
Income Tax Rate Reconciliation
Tonnage tax included in operating expenses			$ 200,000	$ 200,000	$ 200,000
Income tax benefit (expense)			(9,000)	2,000	16,000
Valuation allowances			17,328,000	16,970,000
Entrance tax			$ 357,000	453,000			$ 3,000,000
Entrance tax, annual decline in gain			20.00%
Deferred tax assets			$ 0
Entrance tax payable			$ 400,000	$ 600,000
Ordinary income tax rate			22.00%	23.00%
Income tax rate, deferred tax liabilities	22.00%	22.00%
Estimated income tax payable			$ 100,000	$ 100,000
Entrance tax payable, current			90,000	100,000
Entrance tax payable, non current			360,000	500,000
Entrance tax payable related to acquisition						$ 100,000
Unrecognized tax benefits			0	0
Interest or penalties on tax return			$ 0	0
Period for income tax returns			10 years
Minimum percentage of ownership/control required to constitute a related party			25.00%
KNOT [Member] | KNOT Management
Income Tax Rate Reconciliation
Ownership percentage acquired			100.00%
KNOT [Member] | KNOT Management Denmark AS
Income Tax Rate Reconciliation
Ownership percentage acquired			100.00%
UK tax
Income Tax Rate Reconciliation
Income tax benefit (expense)			$ (9,000)	(18,000)	$ (12,000)
Ordinary income tax rate			20.00%
Income tax expense			$ 8,754,000	$ 18,331,000